As filed with the Securities and Exchange Commission on November 3, 2021

1933 Act Registration No. 333-259608

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐	Pre-Effective	☒	Post-Effective
	Amendment No.		Amendment No. 1

VIRTUS OPPORTUNITIESTRUST

(Virtus KAR International Small-Mid Cap Fund)

[Exact Name of Registrant as Specified in Charter]

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer,

Counsel and Secretary for the Registrant

Virtus Investment Partners, Inc.

One Financial Plaza

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

This Amendment to the Registration Statement on Form N-14 of the Virtus Opportunities Trust, filed with the Securities and Exchange Commission on September 17, 2021 (Accession No. 0001104659-21-116877; File No. 333-259608), as amended, is being filed to add Exhibit (12) to the Registration Statement. No information contained in Parts A or B of the Registration Statement, as amended, which are incorporated herein by reference in their entity, is amended, deleted or superceded hereby.

It is proposed that this filing will become effective:

☒	immediately on filing pursuant to paragraph (b)
☐	on ____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _____ pursuant to paragraph (a)(2) of Rule 485.
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

VIRTUS OPPORTUNITIES TRUST

PART C

OTHER INFORMATION

Item 15.	Indemnification

The indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 18 of the Underwriting Agreement incorporated herein by reference to Exhibit 7(a). Indemnification of Registrant’s Custodian is provided for in Section 9.9, among others, of the Custody Agreement incorporated herein by reference to Exhibit 9(a). The indemnification of Registrant’s Transfer Agent is provided for in Article 6 of the Amended and Restated Transfer Agency and Service Agreement incorporated herein by reference to Exhibit 13(a). The Trust has entered into Indemnification Agreements with each trustee, the form of which is incorporated herein by reference to Exhibits 13(j)(1), 13(j)(2), 13(j)(3), 13(j)(4), and 13(j)(5), whereby the Registrant shall indemnify the trustee for expenses incurred in any proceeding in connection with the trustee’s service to the Registrant subject to certain limited exceptions.

In addition, Article VII sections 2 and 3 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference to Exhibits 1(a)-1(e), provides in relevant part as follows:

“A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager or Principal Underwriter of the Trust. The Trust (i) may indemnify an agent of the Trust or any Person who is serving or has served at the Trust’s request as an agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise and (ii) shall indemnify each Person who is, or has been, a Trustee, officer or employee of the Trust and any Person who is serving or has served at the Trust’s request as a director, officer, trustee, or employee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, in the case of (i) and (ii), to the fullest extent consistent with the Investment Company Act of 1940, as amended (the “1940 Act”) and in the manner provided in the By-Laws; provided that such indemnification shall not be available to any of the foregoing Persons in connection with a claim, suit or other proceeding by any such Person against the Trust or a Series (or Class) thereof.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series (or Class thereof if the Trustees have included a Class limitation on liability in the agreement with such person as provided below), or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. …

… A Trustee shall be liable to the Trust and to any Shareholder solely for her or his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.”

In addition, Article III section 7 of such Agreement and Declaration of Trust provides for the indemnification of shareholders of the Registrant as follows: “If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person’s acts or omissions, the Shareholder or former Shareholder (or such Person’s heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all cost and expense reasonably incurred in connection with such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust may, at its option and shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets held with respect to the particular series.”

Article VI Section 2 of the Registrant’s Bylaws incorporated herein by reference to Exhibits 2(a)-2(c), provides in relevant part, subject to certain exceptions and limitations, “every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.” Such indemnification would not apply in the case of any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

The Investment Advisory Agreement, Subadvisory Agreements, Custody Agreement, Foreign Custody Manager Agreement, Sub-Administration and Accounting Services Agreement and Sub-Transfer Agency and Shareholder Services Agreement, each as amended, respectively provide that the Registrant will indemnify the other party (or parties, as the case may be) to the agreement for certain losses. Similar indemnities to those listed above may appear in other agreements to which the Registrant is a party.

The Registrant, in conjunction with VIA and VAIA, the Registrant’s Trustees, and other registered investment management companies managed by VIA or its affiliates, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against such person and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

1(a).	Amended and Restated Agreement and Declaration of Trust of Virtus Opportunities Trust (“VOT” or the “Registrant”), dated March 1, 2001, filed via EDGAR (as Exhibit a) with Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (File No. 033-65137) on January 25, 2002, and incorporated herein by reference.

1(b).	Amendment to the Declaration of Trust of VOT, dated November 16, 2006, filed via EDGAR (as Exhibit a.2) with Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 033-65137) on January 30, 2007, and incorporated herein by reference.

1(c).	Second Amendment to the Declaration of Trust of VOT, dated August 20, 2015, filed via EDGAR (as Exhibit a.3) with Post-Effective Amendment No. 85 to the Registration Statement on Form N-1A (File No. 033-65137) on January 27, 2016, and incorporated herein by reference.

1(d).	Third Amendment to the Declaration of Trust of VOT, dated November 17, 2016, filed via EDGAR (as Exhibit a.4) with Post-Effective Amendment No. 92 to the Registration Statement on Form N-1A (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

1(e).	Fourth Amendment to the Declaration of Trust of VOT, dated June 2, 2017, filed via EDGAR (as Exhibit a.5) with Post-Effective Amendment No. 96 to the Registration Statement on Form N-1A (File No. 033-65137) on January 26, 2018, and incorporated herein by reference.

2(a).	Amended and Restated By-Laws dated November 16, 2005, filed via EDGAR (as Exhibit b.1) with Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 033-65137) on January 30, 2007, and incorporated herein by reference.

2(b).	Amendment No. 1 to the Amended and Restated By-Laws of the Registrant, dated August 23, 2006, filed via EDGAR (as Exhibit b.2) with Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 033-65137) on January 30, 2007, and incorporated herein by reference.

2(c).	Amendment No. 2 to the Amended and Restated By-Laws of the Registrant, dated August November 17, 2011, filed via EDGAR (as Exhibit b.3) with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

3.	Not applicable.

4.	Agreement and Plan of Reorganization. Exhibit A to the Prospectus contained in Part A of this Registration Statement.

5.	None other than as set forth in Exhibits 1 and 2.

6(a).	Amended and Restated Investment Advisory Agreement between the Registrant and Virtus Investment Advisers, Inc. (“VIA”) effective November 20, 2002, filed via EDGAR (as Exhibit d.1) with Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A (File No. 033-65137) on January 29, 2004, and incorporated herein by reference.

6(b).	Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA dated June 8, 2006, filed via EDGAR (as Exhibit d.6) with Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No. 033-65137) on June 9, 2006, and incorporated herein by reference.

6(c).	Second Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA, dated June 27, 2007, filed via EDGAR (as Exhibit d.8) with Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (File No. 033-65137) on September 24, 2007, and incorporated herein by reference.

6(d).	Third Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA dated September 24, 2007, filed via EDGAR (as Exhibit d.14) with Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A (File No. 033-65137) on November 14, 2007, and incorporated herein by reference.

6(e).	Fourth Amendment to Amended and Restated Investment Advisory Agreement, between the Registrant and VIA effective as of January 31, 2008, filed via EDGAR (as Exhibit d.20) with Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (File No. 033-65137) on January 28, 2008, and incorporated herein by reference.

6(f).	Fifth Amendment to Amended and Restated Investment Advisory Agreement, by and between the Registrant and VIA effective as of October 1, 2008, filed via EDGAR (as Exhibit d.18) with Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (File No. 033-65137) on January 28, 2009, and incorporated herein by reference.

6(g).	Sixth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of March 2, 2009, filed via EDGAR (as Exhibit d.21) with Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A (File No. 033-65137) on October 1, 2009, and incorporated herein by reference.

6(h).	Seventh Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of May 29, 2009, filed via EDGAR (as Exhibit d.22) with Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A (File No. 033-65137) on October 1, 2009, and incorporated herein by reference.

6(i).	Eighth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of September 29, 2009, filed via EDGAR (as Exhibit d.26) with Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A (File No. 033-65137) on October 1, 2009, and incorporated herein by reference.

6(j).	Ninth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of January 1, 2010, filed via EDGAR (as Exhibit d.33) with Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

6(k).	Tenth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of June 30, 2010, filed via EDGAR (as Exhibit d.34) with Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

6(l).	Eleventh Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of September 14, 2010, filed via EDGAR (as Exhibit d.35) with Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

6(m).	Twelfth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of January 1, 2011, filed via EDGAR (as Exhibit d.31) with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

6(n).	Thirteenth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of March 15, 2011, filed via EDGAR (as Exhibit d.32) with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

6(o).	Fourteenth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective as of February 6, 2012, filed via EDGAR (as Exhibit d.15) with Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

6(p).	Fifteenth Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and VIA effective as of August 28, 2012, filed via EDGAR (as Exhibit d.16) with Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

6(q).	Sixteenth Amendment to the Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of December 18, 2012, filed via EDGAR (as Exhibit d.17) with Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

6(r).	Seventeenth Amendment to the Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of June 10, 2013, filed via EDGAR (as Exhibit d.18) with Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

6(s).	Eighteenth Amendment to the Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of December 18, 2013, filed via EDGAR (as Exhibit d.1.r) with Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

6(t).	Nineteenth Amendment to the Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of November 13, 2014, filed via EDGAR (as Exhibit d.1.s) with Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A (File No. 033-65137) on November 12, 2014, and incorporated herein by reference.

6(u).	Twentieth Amendment to the Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of January 6, 2015, filed via EDGAR (as Exhibit d.1.t) with Post-Effective Amendment No. 82 to the Registration Statement on Form N-1A (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

6(v).	Twenty-First Amendment to the Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of March 19, 2015, filed via EDGAR (as Exhibit d.1.u) with Post-Effective Amendment No. 82 to the Registration Statement on Form N-1A (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

6(w).	Twenty-Second Amendment to the Amended and Restated Investment Advisory Agreement, by and between the Registrant and VIA effective as of May 11, 2015, filed via EDGAR (as Exhibit d.1.v) with Post-Effective Amendment No. 85 to the Registration Statement on Form N-1A (File No. 033-65137) on January 27, 2016, and incorporated herein by reference.

6(x).	Twenty-Third Amendment to the Amended and Restated Investment Advisory Agreement, by and between the Registrant and VIA effective as of February 8, 2016, filed via EDGAR (as Exhibit d.1.w) with Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A (File No. 033-65137) on September 23, 2016, and incorporated herein by reference.

6(y).	Twenty-Fourth Amendment to the Amended and Restated Investment Advisory Agreement, by and between the Registrant and VIA effective as of January 9, 2017, filed via EDGAR (as Exhibit d.1.x) with Post-Effective Amendment No. 92 to the Registration Statement on Form N-1A (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

6(z).	Twenty-Fifth Amendment to the Amended and Restated Investment Advisory Agreement, by and between the Registrant and VIA, effective as of January 1, 2018, filed via EDGAR (as Exhibit d.1.y) with Post-Effective Amendment No. 96 to the Registration Statement on Form N-1A (File No. 033-65137) on January 26, 2018, and incorporated herein by reference.

6(aa).	Twenty-Sixth Amendment to the Amended and Restated Investment Advisory Agreement, by and between the Registrant and VIA, effective September 30, 2019, filed via EDGAR (as Exhibit d.1.z) with Post-Effective Amendment No. 105 to the Registration Statement on Form N-1A (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

6(bb).	Twenty-Seventh Amendment to the Amended and Restated Investment Advisory Agreement, by and between the Registrant and VIA, effective December 1, 2020, filed via EDGAR (as Exhibit d.1.aa) with Post-Effective Amendment No. 116 to the Registration Statement on Form N-1A (File No. 033-65137) on January 25, 2021, and incorporated herein by reference.

6(cc).	Twenty-Eighth Amendment to the Amended and Restated Investment Advisory Agreement by and between the Registrant and VIA, effective June 14, 2021, filed via EDGAR (as Exhibit d.1.bb) with Post-Effective Amendment No. 120 to the Registration Statement on Form N-1A (File No. 033-65137) on June 21, 2021, and incorporated herein by reference.

6(dd).	Twenty-Ninth Amendment to the Amended and Restated Investment Advisory Agreement by and between the Registrant and VIA, effective September 24, 2021, filed via EDGAR (as Exhibit 6(dd)) to VOT’s Form N-14 (File No. 333-259608) on September 17, 2021, and incorporated herein by reference.

6(ee).	Subadvisory Agreement dated August 28, 2012, among VIA, Kayne Anderson Rudnick Investment Management, LLC (“KAR”) and VOT on behalf of Virtus KAR International Small-Cap Fund (f/k/a Virtus International Small-Cap Equity Fund and Virtus International Small-Cap Fund) filed via EDGAR (as Exhibit d.26) with Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

6(ff).	Subadvisory Agreement effective September 30, 2019, among VIA, KAR and VOT on behalf of Virtus KAR International Small-Mid Cap Fund filed via EDGAR (as Exhibit d.7) with Post-Effective Amendment No. 105 to the Registration Statement on Form N-1A (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

7(a).	Underwriting Agreement between VP Distributors, LLC (formerly VP Distributors, Inc.) (“VP Distributors”) and Registrant dated July 1, 1998 and filed via EDGAR (as Exhibit e.1) with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 033-65137) on January 25, 2005, and incorporated herein by reference.

7(b).	Form of Sales Agreement between VP Distributors and dealers, effective September 2019, filed via EDGAR (as Exhibit e.2) with Post-Effective Amendment No. 41 to the Registration Statement of Virtus Alternative Solutions Trust (“VAST”) on Form N-1A (File No. 333-191940) on October 30, 2019, and incorporated herein by reference.

7(c).	Amended Annex A to Form of Sales Agreement between VP Distributors and dealers effective October 2021 to be filed by amendment.

8.	Amended and Restated Deferred Compensation Program, effective March 3, 2021, filed via EDGAR (as Exhibit 8) to VAST’s Form N-14 (File No. 333-254407) on March 17, 2021, and incorporated herein by reference.

9(a).	Custody Agreement between Registrant and The Bank of New York Mellon dated March 21, 2014, filed via EDGAR (as Exhibit g.1) with Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

9(b).	Amendment to Custody Agreement between the Registrant and The Bank of New York Mellon effective May 19, 2015, filed via EDGAR (as Exhibit g.1.b) with Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A (File No. 333-191940) on May 29, 2015, and incorporated herein by reference.

9(c).	Amendment to Custody Agreement between the Registrant and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.1.c) with Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (File No. 333-191940) on February 26, 2016, and incorporated herein by reference.

9(d).	Joinder Agreement and Amendment to Custody Agreement between Registrant, VET and Virtus Opportunities Trust (“VOT”) (VET and VOT collectively, “Virtus Mutual Funds”), Virtus Asset Trust (“VAT”), Virtus Retirement Trust (“VRT”; formerly known as Virtus Institutional Trust), Virtus Variable Insurance Trust (“VVIT”) and The Bank of New York Mellon dated September 11, 2017, filed via EDGAR (as Exhibit g.1.d) with Post-Effective Amendment No. 114 to VET’s Registration Statement on Form N-1A (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

9(e).	Amendment to Custody Agreement between Registrant, Virtus Mutual Funds, VAT, VRT and VVIT and The Bank of New York Mellon dated as of December 1, 2018, filed via EDGAR (as Exhibit 9(e)) to VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

9(f).	Form of Amendment to Custody Agreement between Registrant, Virtus Mutual Funds, VAT, VRT and VVIT and The Bank of New York Mellon dated as of March 8, 2019, filed via EDGAR (as Exhibit g.1.e) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

9(g).	Amendment to Custody Agreement between Registrant, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of May 22, 2019, filed via EDGAR (as Exhibit g.1.f) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

9(h).	Amendment to Custody Agreement between Registrant, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of September 1, 2019, filed via EDGAR (as Exhibit g.1.g) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

9(i).	Amendment to Custody Agreement between Registrant, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of November 18, 2019, filed via EDGAR (as Exhibit g.1.h) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

9(j).	Amendment and Joinder to Custody Agreement between Registrant, Virtus Mutual Funds, VRT, VAT, VVIT and the Bank of New York Mellon dated as of August 27, 2020, filed via EDGAR (as Exhibit g.1.i) with Post-Effective Amendment No. 133 to VET’s Registration Statement (File No. 002-16590) on September 23, 2020, and incorporated herein by reference.

9(k).	Amendment to Custody Agreement between Registrant, Virtus Mutual Funds, VRT, VAT, VVIT and the Bank of New York Mellon dated as of November 16, 2020, filed via EDGAR (as Exhibit g.1.j) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

9(l).	Amendment to Custody Agreement between Registrant, Virtus Mutual Funds, VRT, VAT, VVIT and the Bank of New York Mellon dated as of December 1, 2020, filed via EDGAR (as Exhibit g.1.k) with Post-Effective Amendment No. 115 to VOT’s Registration Statement (File No. 033-65137) on January 25, 2021, and incorporated herein by reference.

9(m)	Amendment and Joinder to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Virtus Investment Trust (“Investment Trust”), Virtus Strategy Trust (“VST”) and the Bank of New York Mellon dated as of May 7, 2021, filed via EDGAR (as Exhibit g.1.l) with Post-Effective Amendment No. 120 (File No. 033-65137) on June 21, 2021, and incorporated herein by reference.

9(n)	Amendment to Custody Agreement between Registrant, Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Investment Trust, VST and the Bank of New York Mellon dated as of [_____] [__], 2021, to be filed by amendment.

9(o).	Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon filed via EDGAR (as Exhibit g.2) with Pre-Effective Amendment No. 4 to the Registration Statement (File No. 333-191940) on April 4, 2014, and incorporated herein by reference.

9(p).	Amendment to Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon dated as of August 19, 2014, filed via EDGAR (as Exhibit g.2.a) with Post-Effective Amendment No. 4 to the Registration Statement (File No. 333-191940) on September 8, 2014, and incorporated herein by reference.

9(q).	Amendment to Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon dated as of May 19, 2015, filed via EDGAR (as Exhibit g.2.b) with Post-Effective Amendment No. 16 to the Registration Statement (File No. 333-191940) on May 29, 2015, and incorporated herein by reference.

9(r).	Amendment to Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.2.c) with Post-Effective Amendment No. 24 to the Registration Statement (File No. 333-191940) on February 26, 2016, and incorporated herein by reference.

9(s).	Joinder Agreement and Amendment to Foreign Custody Manager Agreement between the Registrant, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of December 1, 2018, filed via EDGAR (as Exhibit 9(j)) to VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

9(t).	Form of Amendment to Foreign Custody Manager Agreement between Registrant, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of March 8, 2019, filed via EDGAR (as Exhibit g.2.e) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

9(u).	Amendment to Foreign Custody Manager Agreement between Registrant, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of May 22, 2019, filed via EDGAR (as Exhibit g.2.f) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

9(v).	Amendment to Foreign Custody Manager Agreement between Registrant, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated September 1, 2019, filed via EDGAR (as Exhibit g.2.g) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

9(w).	Amendment to Foreign Custody Manager Agreement between Registrant, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated November 18, 2019, filed via EDGAR (as Exhibit g.2.h) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

9(x).	Amendment to Foreign Custody Manager Agreement between Registrant, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of August 27, 2020, filed via EDGAR (as Exhibit g.2.i) with Post-Effective Amendment No. 135 to VET’s Registration Statement (File No. 002-16590) on October 19, 2020, and incorporated herein by reference.

9(y).	Amendment to Foreign Custody Manager Agreement between Registrant, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of November 12, 2020, filed via EDGAR (as Exhibit g.2.l) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

9(z)	Amendment to Foreign Custody Manager Agreement between Registrant, Virtus Mutual Funds, VAT, VRT, VVIT, Investment Trust and VST and The Bank of New York Mellon dated as of [_____] [__], 2021, to be filed by amendment.

10(a).	Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), effective March 1, 2007, filed via EDGAR (as Exhibit m.1.) with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007, and incorporated herein by reference.

10(b).	Amendment to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective June 27, 2007, filed via EDGAR (as Exhibit m.4) with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007, and incorporated herein by reference.

10(c).	Amendment No. 2 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective September 24, 2007, filed via EDGAR (as Exhibit m.8) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008, and incorporated herein by reference.

10(d).	Amendment No. 3 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective October 1, 2007, filed via EDGAR (as Exhibit m.11) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008, and incorporated herein by reference.

10(e).	Amendment No. 4 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective January 31, 2008, filed via EDGAR (as Exhibit m.13) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008, and incorporated herein by reference.

10(f).	Amendment No. 5 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective March 2, 2009, filed via EDGAR (as Exhibit m.15) with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009, and incorporated herein by reference.

10(g).	Amendment No. 6 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective April 21, 2009, filed via EDGAR (as Exhibit m.16) with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009, and incorporated herein by reference.

10(h).	Amendment No. 7 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective June 30, 2010, filed via EDGAR (as Exhibit m.19) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

10(i).	Amendment No. 8 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective September 14, 2010, filed via EDGAR (as Exhibit m.21) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

10(j).	Amendment No. 9 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective March 15, 2011, filed via EDGAR (as Exhibit m.23) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

10(k).	Amendment No. 10 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective August 28, 2012, filed via EDGAR (as Exhibit m.1.j) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

10(l).	Amendment No. 11 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective December 18, 2012, filed via EDGAR (as Exhibit m.1.k) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

10(m).	Amendment No. 12 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective June 10, 2013, filed via EDGAR (as Exhibit m.1.l) with Post-Effective Amendment No. 64 (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

10(n).	Amendment No. 13 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective December 18, 2013, on behalf of Emerging Markets Small-Cap Fund, filed via EDGAR (as Exhibit m.1.m) with Post-Effective Amendment No. 70 (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

10(o).	Amendment No. 14 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective November 13, 2014, filed via EDGAR (as Exhibit m.1.n) with Post-Effective Amendment No. 75 (File No. 033-65137) on November 12, 2014, and incorporated herein by reference.

10(p).	Amendment No. 15 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective March 19, 2015, filed via EDGAR (as Exhibit m.1.o) with Post-Effective Amendment No. 82 (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

10(q).	Amendment No. 16 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective September 30, 2019, filed via EDGAR (as Exhibit m.1.p) with Post-Effective Amendment No. 105 (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

10(r).	Amendment No. 17 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective June 14, 2021, filed via EDGAR (as Exhibit m.1.q) with Post-Effective Amendment No. 120 (File No. 033-65137) on June 21, 2021, and incorporated herein by reference.

10(s).	Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective March 1, 2007, filed via EDGAR (as Exhibit m.3) with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007, and incorporated herein by reference.

10(t).	Amendment to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective June 27, 2007, filed via EDGAR (as Exhibit m.6) with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007, and incorporated herein by reference.

10(u).	Amendment No. 2 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective September 24, 2007, filed via EDGAR (as Exhibit m.10) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008, and incorporated herein by reference.

10(v).	Amendment No. 3 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective October 1, 2007, filed via EDGAR (as Exhibit m.12) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008, and incorporated herein by reference.

10(w).	Amendment No. 4 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective January 31, 2008, filed via EDGAR (as Exhibit m.14) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008, and incorporated herein by reference.

10(x).	Amendment No. 5 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective March 2, 2009, filed via EDGAR (as Exhibit m.17) with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009, and incorporated herein by reference.

10(y).	Amendment No. 6 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective April 21, 2009, filed via EDGAR (as Exhibit m.18) with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009, and incorporated herein by reference.

10(z).	Amendment No. 7 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective June 30, 2010, filed via EDGAR (as Exhibit m.20) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

10(aa).	Amendment No. 8 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective September 14, 2010, filed via EDGAR (as Exhibit m.22) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

10(bb).	Amendment No. 9 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective March 15, 2011, filed via EDGAR (as Exhibit m.24) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

10(cc).	Amendment No. 10 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective August 28, 2012, filed via EDGAR (as Exhibit m.3.j) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

10(dd).	Amendment No. 11 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective December 18, 2012, filed via EDGAR (as Exhibit m.3.k) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

10(ee).	Amendment No. 12 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective June 10, 2013, filed via EDGAR (as Exhibit m.3.l) with Post-Effective Amendment No. 64 (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

10(ff).	Amendment No. 13 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective December 18, 2013, filed via EDGAR (as Exhibit m.3.m) with Post-Effective Amendment No. 70 (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

10(gg).	Amendment No. 14 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective November 13, 2014, filed via EDGAR (as Exhibit m.3.n) with Post-Effective Amendment No. 75 (File No. 033-65137) on November 12, 2014, and incorporated herein by reference.

10(hh).	Amendment No. 15 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective March 19, 2015, filed via EDGAR (as Exhibit m.3.o) with Post-Effective Amendment No. 82 (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

10(ii).	Amendment No. 16 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective as of September 30, 2019, filed via EDGAR (as Exhibit m.4.p) with Post-Effective Amendment No. 105 (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

10(jj).	Amendment No. 17 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective November 21, 2019, filed via EDGAR (as Exhibit m.4.q) with Post-Effective Amendment No. 109 (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

10(kk).	Amendment No. 18 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective June 14, 2021, filed via EDGAR (as Exhibit m.4.r) with Post-Effective Amendment No. 120 (File No. 033-65137) on June 21, 2021, and incorporated herein by reference.

10(ll).	Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act effective as of June 14, 2021, filed via EDGAR (as Exhibit n.1) with Post-Effective Amendment No. 120 (File No. 033-65137) on June 21, 2021, and incorporated herein by reference.

11.	Opinion and consent of Jennifer Fromm, Esq., filed via EDGAR (as Exhibit 11) to VOT’s Form N-14 (File No. 333-259608) on September 17, 2021, and incorporated herein by reference.

12.	*Tax opinion and consent of Sullivan & Worcester LLP. Filed herewith.

13(a).	Amended and Restated Transfer Agency and Service Agreement between Registrant, Virtus Mutual Funds, VAT, VRT and Virtus Fund Services, LLC (“Virtus Fund Services”) dated September 20, 2018, filed via EDGAR (as Exhibit h.1) with Post-Effective Amendment No. 119 to VET’s Registration Statement (File No. 002-16590) on November 16, 2018, and incorporated herein by reference.

13(b).	Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), dated April 15, 2011, filed via EDGAR (as Exhibit h.6) with Post-Effective Amendment No. 54 to Virtus Insight Trust’s (“VIT”) Registration Statement (File No. 033-64915) on April 27, 2012 and incorporated herein by reference.

13(c).	Adoption and Amendment Agreement among the Registrant, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, dated as of March 21, 2014, filed via EDGAR (as Exhibit h.2.b) with Pre-Effective Amendment No. 4 to the Registration Statement (File No. 333-191940) on April 4, 2014, and incorporated herein by reference.

13(d).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon dated as of August 19, 2014, filed via EDGAR (as Exhibit h.2.a) with Post-Effective Amendment No. 4 to the Registration Statement (File No. 333-191940) on September 8, 2014, and incorporated herein by reference.

13(e).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon dated as of June 1, 2014, filed via EDGAR (as Exhibit h.2.c) with Post-Effective Amendment No. 92 to VOT’s Registration Statement (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

13(f).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon dated as of November 12, 2014, filed via EDGAR (as Exhibit h.2.c) with Post-Effective Amendment No. 9 to the Registration Statement (File No. 333-191940) on January 22, 2015, and incorporated herein by reference.

13(g).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon dated as of May 28, 2015, filed via EDGAR (as Exhibit h.2.d) with Post-Effective Amendment No. 18 to the Registration Statement (File No. 333-191940) on June 5, 2015, and incorporated herein by reference.

13(h).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, VRT, Virtus Fund Services and BNY Mellon dated as of December 10, 2015, filed via EDGAR (as Exhibit h.2.e) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

13(i).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, VRT, Virtus Fund Services and BNY Mellon, dated as of February 1, 2017, filed via EDGAR (as Exhibit h.2.g) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

13(j).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, VRT, Virtus Fund Services and BNY Mellon, dated as of February 1, 2017, filed via EDGAR (as Exhibit h.2.h) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

13(k).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of September 18, 2017, filed via EDGAR (as Exhibit h.2.i) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

13(l).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of January 1, 2018, filed via EDGAR (as Exhibit h.2.j) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

13(m).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of September 20, 2018, filed via EDGAR (as Exhibit h.2.k) with Post-Effective Amendment No. 119 to VET’s Registration Statement (File No. 002-16590) on November 16, 2018, and incorporated herein by reference.

13(n).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of December 21, 2018, filed via EDGAR (as Exhibit h.2.l) with Post-Effective Amendment No. 120 to VET’s Registration Statement (File No. 002-16590) on January 25, 2019, and incorporated herein by reference.

13(o).	Form of Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Registrant, Virtus Mutual Funds, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of March 22, 2019, filed via EDGAR (as Exhibit h.2.m) with Post-Effective Amendment No. 35 to VAT’s Registration Statement (File No. 333-08045) on April 25, 2019, and incorporated herein by reference.

13(p).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Registrant, Virtus Mutual Funds, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of May 22, 2019, filed via EDGAR (as Exhibit h.2.n) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

13(q).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Registrant, Virtus Mutual Funds, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of September 1, 2019, filed via EDGAR (as Exhibit h.2.o) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

13(r).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Registrant, Virtus Mutual Funds, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of November 18, 2019, filed via EDGAR (as Exhibit h.2.p) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

13(s).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of August 27, 2020, filed via EDGAR (as Exhibit h.2.q) with Post-Effective Amendment No. 133 to VET’s Registration Statement (File No. 002-16590) on September 23, 2020, and incorporated herein by reference.

13(t).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of November 13, 2020, filed via EDGAR (as Exhibit h.2.r) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

13(u)	Adoption Agreement and Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Registrant, Virtus Mutual Funds, VAT, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of June 9, 2021, filed via EDGAR (as Exhibit h.2.r) with Post-Effective Amendment No. 138 to VET’s Registration Statement (File No. 002-16590) on August 2, 2021, and incorporated herein by reference.

13(v)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of [ ] [ ], 2021, to be filed by amendment.

13(w).	Administration Agreement between the Registrant and Virtus Fund Services effective February 19, 2014, filed via EDGAR (as Exhibit h.3) with Pre-Effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

13(x).	First Amendment to Administration Agreement between the Registrant and Virtus Fund Services effective September 8, 2014, filed via EDGAR (as Exhibit h.3.a) with Post-Effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on September 8, 2014, and incorporated herein by reference.

13(y).	Second Amendment to Administration Agreement between the Registrant and Virtus Fund Services effective April 7, 2015, filed via EDGAR (as Exhibit h.3.b) with Post-Effective Amendment No. 16 (File No. 333-191940) to the Registration Statement on May 29, 2015, and incorporated herein by reference.

13(z).	Third Amendment to Administration Agreement between the Registrant and Virtus Fund Services effective June 4, 2015, filed via EDGAR (as Exhibit h.3.c) with Post-Effective Amendment No. 18 (File No. 333-191940) to the Registration Statement on June 5, 2015, and incorporated herein by reference.

13(aa).	Fourth Amendment to Administration Agreement between the Registrant and Virtus Fund Services effective September 8, 2015, filed via EDGAR (as Exhibit h.3.d) with Post-Effective Amendment No. 22 (File No. 333-191940) to the Registration Statement on September 8, 2015, and incorporated herein by reference.

13(bb).	Fifth Amendment to Administration Agreement between the Registrant and Virtus Fund Services effective December 1, 2016, filed via EDGAR (as Exhibit h.3.e) with Post-Effective Amendment No. 28 (File No. 333-191940) on February 7, 2017, and incorporated herein by reference.

13(cc).	Sixth Amendment to Administration Agreement between the Registrant and Virtus Fund Services effective November 14, 2018, filed via EDGAR (as Exhibit h.3.f) with Post- Effective Amendment No. 36 to the Registration Statement (File No. 333-191940) on December 6, 2018, and incorporated herein by reference.

13(dd)	Seventh Amendment to Administration Agreement between the Registrant and Virtus Fund Services effective [ ] [ ], 2021, to be filed by amendment

13(ee).	Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of January 1, 2010, filed via EDGAR (as Exhibit h.5) with Post-Effective Amendment No. 50 to VIT’s Registration Statement (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

13(ff).	First Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of June 30, 2010, filed via EDGAR (as Exhibit h.13) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

13(gg).	Second Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of September 14, 2010 filed via EDGAR (as Exhibit h.14) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

13(hh).	Third Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of March 15, 2011 filed via EDGAR (as Exhibit h.15) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

13(ii).	Fourth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of August 28, 2012, filed via EDGAR (as Exhibit h.4.d) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013 and incorporated herein by reference.

13(jj).	Fifth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of December 18, 2012, filed via EDGAR (as Exhibit h.4.e) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013 and incorporated herein by reference.

13(kk).	Sixth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of June 10, 2013, filed via EDGAR (as Exhibit h.4.f) with Post-Effective Amendment No. 64 to VOT’s Registration Statement (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

13(ll).	Seventh Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of December 18, 2013, filed via EDGAR (as Exhibit h.4.g) with Post-Effective Amendment No. 70 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

13(mm).	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, Virtus Mutual Funds, VVIT, VATS Offshore Fund, Ltd. (“VATS”), Virtus Fund Services and BNY Mellon dated February 24, 2014, filed via EDGAR (as Exhibit h.4.h) with Pre-Effective Amendment No. 3 to the Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

13(nn).	Joinder Agreement to Sub-Administration and Accounting Services Agreement among the Registrant, Virtus Mutual Funds, VRT, VVIT, VATS, Virtus Fund Services and BNY Mellon dated December 10, 2015, filed via EDGAR (as Exhibit h.4.i) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

13(oo).	Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, Virtus Mutual Funds, VRT, VVIT, VATS, Virtus Fund Services and BNY Mellon dated July 27, 2016, filed via EDGAR (as Exhibit h.4.j) with Post-Effective Amendment No. 31 to the Registration Statement (File No. 333-191940) on April 10, 2017, and incorporated herein by reference.

13(pp).	Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, Virtus Mutual Funds, VVIT, VRT, Virtus Fund Services and BNY Mellon dated April, 2017, filed via EDGAR (as Exhibit h.4.k) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

13(qq).	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, Virtus Mutual Funds, VAT, VVIT, VRT, Virtus Fund Services and BNY Mellon dated September 21, 2017, filed via EDGAR (as Exhibit h.4.l) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

13(rr).	Form of Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, Virtus Mutual Funds, VVIT, VRT, VAT, Virtus Fund Services and BNY Mellon dated December 1, 2018, filed via EDGAR (as Exhibit 13(rr)) to VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

13(ss).	Form of Amendment to Sub-Administration Agreement and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VVIT, VRT, VAT, Virtus Fund Services and BNY Mellon dated March 8, 2019, filed via EDGAR (as Exhibit h.3.n) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

13(tt).	Amendment to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VVIT, VRT, VAT, Virtus Fund Services and BNY Mellon dated May 22, 2019, filed via EDGAR (as Exhibit h.4.o) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

13(uu).	Amendment to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VVIT, VRT, VAT, Virtus Fund Services and BNY Mellon dated September 1, 2019, filed via EDGAR (as Exhibit h.4.p) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

13(vv).	Amendment to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VVIT, VRT, VAT, Virtus Fund Services and BNY Mellon dated November 18, 2019, filed via EDGAR (as Exhibit h.4.q) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

13(ww).	Amendment to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VVIT, VRT, VAT, Virtus Fund Services and BNY Mellon dated August 27, 2020, filed via EDGAR (as Exhibit h.4.r) with Post-Effective Amendment No. 133 to VET’s Registration Statement (File No. 002-16590) on September 23, 2020, and incorporated herein by reference.

13(xx).	Amendment to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VVIT, VRT, VAT, Virtus Fund Services and BNY Mellon dated November 16, 2020, filed via EDGAR (as Exhibit h.4.s) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

13(yy).	Amendment to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VVIT, VRT, VAT, Virtus Fund Services and BNY Mellon dated December 1, 2020, filed via EDGAR (as Exhibit h.4.t) with Post-Effective Amendment No. 115 to VOT’s Registration Statement (File No. 033-65137) on January 25, 2021, and incorporated herein by reference.

13(zz).	Amendment to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VVIT, VRT, VAT, Virtus Fund Services and BNY Mellon dated [ ] [ ], 2021, to be filed by amendment.

13(aaa).	Forty-Second Amended and Restated Expense Limitation Agreement between Registrant and VIA, effective September 24, 2021, filed (as Exhibit 13(aaa)) to VOT’s Form N-14 (File No. 333-259608) on September 17, 2021, and incorporated herein by reference.

13(bbb).	Form of Indemnification Agreement with each Trustee of Registrant, effective as of October 24, 2016, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 92 to VOT’s Registration Statement (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

13(ccc).	Form of Joinder Agreement and Amendment to the Indemnification Agreement with George R. Aylward, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates (since retired), Richard E. Segerson (since retired) and Ferdinand L.J. Verdonck (since retired), effective as of January 18, 2017, filed via EDGAR (as Exhibit h.7.a) with Post-Effective Amendment No. 26 to VAT’s Registration Statement (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

13(ddd).	Form of Joinder Agreement and Amendment to the Indemnification Agreement with Thomas J. Brown (since retired), Donald C. Burke, Roger A. Gelfenbien (since retired), John R. Mallin and Hassell H. McClellan (since retired), effective as of February 27, 2017, filed via EDGAR (as Exhibit h.7.b) with Post-Effective Amendment No. 26 to VAT’s Registration Statement (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

13(eee).	Form of Indemnification Agreement with Sidney E. Harris and Connie D. McDaniel, effective as of July 17, 2017, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

13(fff).	Form of Indemnification Agreement with R. Keith Walton and Brian T. Zino, effective as of January 1, 2020, filed via EDGAR (as Exhibit h.10) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

14.	Consent of Independent Registered Public Accounting Firm, filed via EDGAR (as Exhibit 14) to VOT’s Form N-14 (File No. 333-259608) on September 17, 2021, and incorporated herein by reference.

15.	Not applicable.

16.	Power of Attorney for Donald C. Burke, Sidney E. Harris, John R. Mallin, Connie D. McDaniel, Philip R. McLoughlin, Geraldine M. McNamara, R. Keith Walton and Brian T. Zino filed via EDGAR (as Exhibit 16) to VOT’s Form N-14 (File No. 333-259608) on September 17, 2021, and incorporated herein by reference.

17.	Not applicable.

*	Filed herewith

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, the post-effective amendment to this registration statement has been signed on behalf of the Registrant, in the City of Hartford and the State of Connecticut on the 3rd day of November, 2021.

VIRTUS OPPORTUNITIES TRUST

By:	/s/ George R. Aylward
George R. Aylward
President

As required by the Securities Act of 1933, the post-effective amendment to this registration statement has been signed by the following persons in the capacities indicated on the 3rd day of November, 2021.

Signature	Title

/s/ George R. Aylward	Trustee and President
George R. Aylward	(principal executive officer)

/s/ W. Patrick Bradley	Chief Financial Officer and Treasurer
W. Patrick Bradley	(principal financial and accounting officer)

*	Trustee
Donald C. Burke

*	Trustee
Sidney E. Harris

*	Trustee
John R. Mallin

*	Trustee
Connie D. McDaniel

*	Trustee and Chairman
Philip R. McLoughlin

*	Trustee
Geraldine M. McNamara

*	Trustee
R. Keith Walton

*	Trustee
Brian T. Zino

*By:	/s/ George R. Aylward
*George R. Aylward, Attorney-in-Fact, pursuant to a power of attorney

EXHIBIT INDEX

Exhibit	Item

12	Tax opinion and consent of Sullivan & Worcester LLP